Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2021	2020
Cash at bank and on hand	20,484,836	18,695,040
Total cash and cash equivalents	20,484,836	18,695,040

Schedule of cash and cash equivalents by currency

	December 31,	December 31,
	2021	2020
CHF	44.33%	60.53%
USD	54.47%	38.70%
EUR	0.58%	0.63%
GBP	0.62%	0.14%
Total	100.00%	100.00%

Schedule of cash and cash equivalents by credit rating

	December 31,	December 31,
	2021	2020
External credit rating of counterparty
P‑1 / A‑1	11,943,391	17,379,008
Other	8,541,279	1,315,875
Cash on hand	166	157
Total cash and cash equivalents	20,484,836	18,695,040